Note 7 - Risk Management - Financial Instruments Compensation - Financial Liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 39,646,000,000	€ 51,596,000,000	€ 50,693,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	2,394,000,000	17,101,000,000	11,644,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	37,252,000,000	34,494,000,000	39,049,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	25,973,000,000	25,024,000,000	27,106,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	10,613,000,000	6,788,000,000	8,328,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	667,000,000	2,682,000,000	3,615,000,000
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	45,977,000,000	43,035,000,000	40,134,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	21,000,000	42,000,000	56,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	45,956,000,000	42,993,000,000	40,078,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	45,239,000,000	42,877,000,000	40,158,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	420,000,000	34,000,000	21,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	297,000,000	82,000,000	(101,000,000)
Total Member
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	85,623,000,000	94,631,000,000	90,827,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	2,414,000,000	17,143,000,000	11,701,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	83,209,000,000	77,487,000,000	79,126,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	71,212,000,000	67,901,000,000	67,264,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	11,033,000,000	6,822,000,000	8,349,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	€ 964,000,000	€ 2,765,000,000	€ 3,514,000,000